Note 19 - Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended			1 Months Ended
	Nov. 21, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 03, 2012 Attorney's Fees Awarded to MPS [Member]	May 03, 2012 Costs Awarded to MPS - Order 1 [Member]	May 03, 2012 Costs Awarded to MPS - Order 2 [Member]	Aug. 31, 2012 Court Bonds [Member]	Dec. 31, 2012 Deposits For Court Bonds [Member]
Note 19 - Contingencies (Details) [Line Items]
Loss Contingency, Damages Awarded, Value					$ 8,419,429	$ 663,151	$ 339,315
			9,422,000
Supersedeas Bond, Value								9,550,000
Restricted Cash and Cash Equivalents									10,000,000
Litigation Settlement, Amount	$ 9,488,926	$ 0	$ 100,000	$ 850,000